Current and Deferred Taxes (Details) - Schedule of Current Taxes - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Summary of current tax liabilities (assets)
Current tax (assets)	$ (60)	$ (146)
Current tax liabilities	48,548	163,878
Total tax payable (recoverable)	48,488	163,732
(Assets) liabilities current taxes detail (net)
Income tax, tax rate	241,640	256,257
Minus:
Provisional monthly payments	(191,294)	(89,631)
Credit for training expenses	(2,263)	(2,242)
Grant credits	(465)	(1,371)
Other	$ 870	$ 719